Share-based Payment Expense - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) mo yr		Dec. 31, 2021 EUR (€) mo yr	Dec. 31, 2021 GBP (£) mo yr	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	$ 110	[1]			$ 96	[1]	$ 83	[1]
Continuing and Discontinued Operations [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense							86
2014 Performance Share Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	$ 108				$ 93		$ 78
Percentage of awards subject to TSR measure	25.00%		25.00%	25.00%
Percentage of awards measured against a tailored sector peer group	25.00%		25.00%	25.00%
Percentage of awards subject To RONA metric	25.00%		25.00%	25.00%
Percentage of awards subject to cashflow measure	50.00%		50.00%	50.00%
Fair value portion of awards subject to total share holder return against peer group | €			€ 22.23						€ 18.52	€ 18.59
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Sample period for determining expected volatility of share prices | mo	37		37	37
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Sample period for determining expected volatility of share prices | mo	61		61	61
2010 and 2021 Savings Related Share Option Schemes [member] | Maximum [member]
Disclosure Of Share Based Compensation Expense [line items]
Participants monthly savings from net salaries			€ 500	£ 500
Fixed period of monthly savings | yr	5		5	5
Discount rate percentage of market price on date of invitation of each savings contract			15.00%
2010 and 2021 Savings Related Share Option Schemes [member] | Minimum [member]
Disclosure Of Share Based Compensation Expense [line items]
Fixed period of monthly savings | yr	3		3	3

[1]	The total share-based payment expense in 2019, including discontinued operations, amounted to $86 million.